Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (benefit)
Federal											$ (43)	$ (78)	$ (67)
State and local											1	(3)	2
Total current tax expense (benefit)											(42)	(81)	(65)
Deferred tax expense (benefit)
Federal											1,513	736	(703)
State and local											59	25	(73)
Total deferred tax expense (benefit)	$ 1,572	$ 761									1,572	761	(776)
Total income taxes	$ 1,530	$ 680	$ (380)	$ 661	$ 854	$ 395	$ (94)	$ (98)	$ (246)	$ 1,118	$ 1,530	$ 680	$ (841)